Commitments	12 Months Ended
Dec. 31, 2012
Commitments [Text Block]
8.	Commitments

The Company currently operates out of a 3,500 square feet leasehold facility consisting of laboratories and office space at 6425 Abrams, Saint-Laurent, Quebec. The original lease agreement expired in August 2009, since when it has been extended for varying periods whilst the Company sought alternative premises. The most recent extension is defined as the day immediately preceding the fulfillment of certain conditions relating to the occupation of new leased premises at 6410 - 6420 Abrams. In the first half of 2013, the Company plans to enter into an addendum to its existing lease to include the relocation of the Company’s operations to larger premises consisting of approximately 28,600 of rentable square feet. The term of the amended lease is 10 years following relocation, which is expected to commence in the autumn of 2013 upon completion of certain leasehold improvements.

As of December 31, 2012 future minimum payments under operating leases for facilities were as follows (in thousands):

2013	15
2014	0
Total	$15

On October 1, 2009, the Company signed new agreements with each of Little Gem Life Science Partners and SectorSpeak Inc. for investor relation services in the USA and in Canada, respectively. Under the terms of these agreements, the Company was required to pay $4.5 thousand a month to Little Gem Life Science Partners and CDN$5.0 thousand (US$5.0 thousand) monthly to Sector Speak Inc. The Company renegotiated these agreements in May 2012 and reduced payments to $2.5 thousand and CDN$2.5 thousand (US$2.5 thousand) respectively. The agreements automatically renew unless specifically terminated.

On May 7, 2010, the Company executed a Project Transfer Agreement with one of its former development partners whereby the Company acquired full rights to, and ownership of, Forfivo XL™, a novel, high strength formulation of Bupropion hydrochloride, the active ingredient in Wellbutrin XL®. In accordance with the Project Transfer Agreement, and following commercial launch of Forfivo XL™ in October 2012, the Company is required to pay to its former development partner 10% of net sales royalties received under the commercialization agreement that was executed with Edgemont Pharmaceuticals in February 2012.